Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fritz Companies Israel T. Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Logistic service fees		$ 5,369	$ 4,096	$ 3,762
Trade payables balances due to related party		1,178	1,546
Accord Insurance Agency Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Total premium		423	838	843
Priority Software Ltd.[Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Trade payables balances due to related party		0	65
Maintenances fees and additional licenses acquired amount		221	100	$ 109
Tritone Technologies Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Sublease, description	the sublease of 192 square meters in Rosh Ha’Ayin. The term of the related lease is 24 months until September 12, 2022, with an option to extend the term by additional 12 months. The rent under the sublease is $2 per month, in addition to the rent for the related lease that is covered by the sublessee. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord.
Trade receivable balance due from related party		5	3
Magalcom Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Total consideration		650
Transaction amount		777
Trade payables balances due to related party		$ 282	$ 9